Biological assets (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets	$ 16,180,293	$ 12,546,705	$ 10,595,029
Conversion effect	(776,552)	(25,384)
Gross carrying amount [member]
Disclosure of reconciliation of changes in biological assets [line items]
Current biological assets	16,180,293	12,546,705	$ 10,595,029
Acquisitions	31,215,697	26,749,931
Decreases due to harvesting	(27,132,201)	(24,959,872)
Changes	3,633,588	1,951,676
Other increases (decreases) (1)	$ 326,644	$ 187,001